Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives (Details) - Schedule of Debenture Host Debt Instrument	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Debenture Host Debt Instrument [Line Items]
At January 1, 2024
Additions	(24,807,000)
OID and Transaction issuance cost	546,919
Interest	(564,862)
Accretion of issuance cost	(35,563)
At June 30, 2024	$ (24,860,506)